KEY MANAGEMENT COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Roger James Hamilton
Disclosure of transactions between related parties [line items]
Salary	$ 593,195	$ 463,235
Stock-based	28,310	103,223
Total	621,505	566,458
Michelle Clarke
Disclosure of transactions between related parties [line items]
Salary	110,846	83,235
Stock-based	4,067	18,553
Total	114,913	101,788
Suraj Naik
Disclosure of transactions between related parties [line items]
Salary	88,682	67,719
Stock-based	3,921	13,274
Total	92,603	80,993
Sandra Morrell
Disclosure of transactions between related parties [line items]
Salary	40,172	151,439
Stock-based	6,748	30,284
Total	46,920	181,723
Patrick Grove
Disclosure of transactions between related parties [line items]
Salary	8,889	8,705
Stock-based		34,870
Total	8,889	43,575
Nic Lim
Disclosure of transactions between related parties [line items]
Salary	8,889	6,964
Stock-based		36,614
Total	8,889	43,578
Anna Gong
Disclosure of transactions between related parties [line items]
Salary	8,889	8,705
Stock-based		34,870
Total	8,889	43,575
Jeremy Harris
Disclosure of transactions between related parties [line items]
Salary	67,548	39,652
Stock-based	594	8,578
Total	68,142	48,230
Dennis DuBois
Disclosure of transactions between related parties [line items]
Salary	24,000	20,400
Stock-based		3,592
Total	24,000	23,992
Lisa Bovio
Disclosure of transactions between related parties [line items]
Salary	24,000	20,400
Stock-based		3,592
Total	$ 24,000	$ 23,992